UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 85.6%
Information Technology - 26.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	30,870	$613,696
F5 Networks, Inc. (a)	6,710	838,481
QUALCOMM, Inc.	10,000	621,800

		2,073,977

Computers & Peripherals - 5.5%
Apple, Inc. (a)	10,960	5,945,142

Internet Software & Services - 2.6%
Google, Inc. - Class A (a)	4,550	2,813,038

IT Services - 2.4%
Accenture PLC	16,441	978,897
Global Payments, Inc.	29,810	1,538,792

		2,517,689

Semiconductors & Semiconductor Equipment - 3.0%
Marvell Technology Group Ltd. (a)	116,346	1,745,190
Xilinx, Inc.	40,030	1,478,308

		3,223,498

Software - 11.4%
Activision Blizzard, Inc.	70,300	840,085
Adobe Systems, Inc. (a)	30,250	994,923
Aspen Technology, Inc. (a)	43,850	901,556
CA, Inc.	23,920	646,558
Cadence Design Systems, Inc. (a)	146,920	1,729,248
Informatica Corp. (a)	17,660	868,166
Intuit, Inc.	17,050	986,172
MICROS Systems, Inc. (a)	27,680	1,437,422
Microsoft Corp.	86,080	2,732,179
TIBCO Software, Inc. (a)	39,390	1,141,128

		12,277,437

		28,850,781

Industrials - 13.6%
Aerospace & Defense - 2.8%
Precision Castparts Corp.	3,740	626,188
Raytheon Co.	38,160	1,927,843
TransDigm Group, Inc. (a)	3,890	462,093

		3,016,124

Electrical Equipment - 2.7%
Acuity Brands, Inc.	13,980	869,416
AMETEK, Inc.	30,480	1,450,848
Roper Industries, Inc.	6,730	622,525

		2,942,789

Industrial Conglomerates - 1.7%
General Electric Co.	95,390	1,817,180

Company	Shares	U.S. $ Value
Machinery - 5.5%
Actuant Corp. - Class A	30,491	$858,931
Dover Corp.	26,100	1,670,922
Gardner Denver, Inc.	19,040	1,307,667
Joy Global, Inc.	7,250	630,460
Valmont Industries, Inc.	12,580	1,397,261

		5,865,241

Professional Services - 0.9%
Towers Watson & Co.	15,790	1,009,613

		14,650,947

Energy - 10.7%
Energy Equipment & Services - 5.0%
Diamond Offshore Drilling, Inc. (b)	24,014	1,644,239
Halliburton Co.	41,510	1,518,851
National Oilwell Varco, Inc.	27,080	2,234,912

		5,398,002

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	24,560	2,679,987
Exxon Mobil Corp.	22,300	1,928,950
Noble Energy, Inc.	15,370	1,500,881

		6,109,818

		11,507,820

Consumer Discretionary - 10.4%
Automobiles - 0.7%
Harley-Davidson, Inc.	16,800	782,544

Internet & Catalog Retail - 3.0%
HSN, Inc.	38,980	1,448,497
Liberty Interactive Corp. (a)	95,862	1,798,371

		3,246,868

Media - 5.4%
Comcast Corp. - Class A	65,630	1,928,209
DIRECTV (a)	19,140	886,565
Scripps Networks Interactive, Inc. - Class A	32,370	1,463,124
Viacom, Inc. - Class B	31,630	1,506,221

		5,784,119

Specialty Retail - 1.3%
Bed Bath & Beyond, Inc. (a)	23,150	1,382,981

		11,196,512

Health Care - 8.9%
Biotechnology - 2.4%
Amgen, Inc.	25,425	1,727,629
Gilead Sciences, Inc. (a)	19,570	890,435

		2,618,064

Health Care Equipment & Supplies - 0.9%
St Jude Medical, Inc.	23,500	989,820

Company	Shares	U.S. $ Value
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	22,330	$927,811
McKesson Corp.	17,860	1,491,489
UnitedHealth Group, Inc.	64,520	3,596,990

		6,016,290

		9,624,174

Consumer Staples - 8.5%
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	9,150	787,449
CVS Caremark Corp.	54,070	2,438,557

		3,226,006

Food Products - 1.4%
Hershey Co. (The)	24,310	1,475,617

Tobacco - 4.1%
Lorillard, Inc.	12,620	1,654,230
Philip Morris International, Inc.	32,700	2,731,104

		4,385,334

		9,086,957

Financials - 6.0%
Commercial Banks - 1.7%
Wells Fargo & Co.	57,800	1,808,562

Diversified Financial Services - 1.7%
JPMorgan Chase & Co.	47,010	1,844,672

Insurance - 2.6%
ACE Ltd.	24,100	1,728,211
MetLife, Inc.	26,811	1,033,564

		2,761,775

		6,415,009

Materials - 0.7%
Chemicals - 0.7%
CF Industries Holdings, Inc.	4,096	761,856

Total Common Stocks (cost $75,045,019)		92,094,056

SHORT-TERM INVESTMENTS - 16.7%
Investment Companies - 16.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $17,941,497)	17,941,497	17,941,497

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for
Securities Loaned - 102.3% (cost $92,986,516)		$110,035,553

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.5%
Investment Companies - 1.5%
AllianceBernstein Exchange Reserves - Class I, 0.22% (c) (cost $1,680,980)	1,680,980	1,680,980

Total Investments - 103.8% (cost $94,667,496) (d)		111,716,533
Other assets less liabilities - (3.8)%		(4,140,633)

Net Assets - 100.0%		$107,575,900

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,402,026 and gross unrealized depreciation of investments was $(352,989), resulting in net unrealized appreciation of $17,049,037.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Core Opportunities Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$92,094,056	$	– 0	–	$	– 0	–	$92,094,056
Short-Term Investments	17,941,497		– 0	–		– 0	–	17,941,497
Investments of Cash Collateral for Security
Loaned in Affiliated Money Market Fund	1,680,980		– 0	–		– 0	–	1,680,980

Total Investments in Securities	111,716,533		– 0	–		– 0	–	111,716,533
Other Financial Instruments** :

Total	$111,716,533	$	– 0	–	$	– 0	–	$111,716,533

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2012